Trade receivables - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Impairment loss recognised in profit or loss, trade receivables	€ 968	€ 667	€ 807
Minimum
Trade receivables
Payment term (in days)	30 days
Maximum
Trade receivables
Payment term (in days)	90 days